Related party balances and transactions (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) item	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Related party balances and transactions
Remaining amount receivable	¥ 99,235,400		¥ 258,012,040			$ 15,572,200
Interest income	17,269,246	$ 2,709,921	28,774,549	¥ 27,111,557
Total net revenue recognized related to service fees of facilitation service for loans		0	0	¥ 2,240,572
Loan to a related party	150,000,000	23,538,273
Interest income amount	¥ 150,000,000	$ 23,538,273
Jiangxi Ruijing
Related party balances and transactions
Number of earnings rights purchased | item	2	2		2
Jiangxi Ruijing | Loan 1
Related party balances and transactions
Loan portfolios transferred	¥ 100,000,000			¥ 100,000,000
Jiangxi Ruijing | Loan 2
Related party balances and transactions
Amount received from repayments	160,000,000		¥ 20,000,000
Remaining amount receivable					¥ 100,000,000
Loan portfolios transferred	¥ 280,000,000			280,000,000
Zijinzhonghao (Zhejiang) Investment Co., Ltd.
Related party balances and transactions
Loan portfolios transferred				¥ 108,700,000
Financing guarantee company
Related party balances and transactions
Total loan facilidated, service fee percentage	5.90%	5.90%
Total net revenue recognized related to service fees of facilitation service for loans	¥ 78,801,582	$ 12,365,688
Contract assets	66,761,250					$ 10,476,297
Shenyang Tianxinhao Technology Limited
Related party balances and transactions
Loan to a related party	150,000,000	23,538,273
Interest income amount	¥ 750,000	$ 117,691
Interest rate	0.50%	0.50%